Development , Exclusivity and Option Products Agreements	12 Months Ended
Dec. 31, 2021
License Development And Commercialization Agreements [Abstract]
DEVELOPMENT , EXCLUSIVITY AND OPTION PRODUCTS AGREEMENTS

NOTE 8 – DEVELOPMENT , EXCLUSIVITY AND OPTION PRODUCTS AGREEMENTS

a.	On February 5, 2021, CollPlant entered into a Development, Exclusivity and Option Products Agreement (the “Development Agreement”) with AbbVie, pursuant to which CollPlant and AbbVie will collaborate in the development and commercialization of dermal and soft tissue filler products for the medical aesthetics market, using CollPlant rhCollagen technology and AbbVie’s technology.

Pursuant to the Development Agreement, CollPlant agreed to undertake projects for the development of an aseptic process for sterile rhCollagen that meets or exceeds certain specifications as set forth in the Development Agreement. Prior to the second anniversary of the Development Agreement, AbbVie may elect to have CollPlant undertake additional projects for the development of a more concentrated rhCollagen that meets or exceeds certain specifications.

Pursuant to the Development Agreement, CollPlant granted to AbbVie and its affiliates, worldwide exclusive rights to use its rhCollagen in combination with AbbVie proprietary technologies, for the production and commercialization of dermal and soft tissue filler products, or the Exclusive Products. Further, pursuant to the Development Agreement, CollPlant granted to AbbVie and its affiliates, a right of first negotiation to enter into a definitive agreement to obtain exclusive, worldwide rights to the use of CollPlant rhCollagen for the commercialization and sale of an injectable breast implant product and a right of first negotiation to enter into a definitive agreement to obtain exclusive, worldwide rights to the use of CollPlant’s rhCollagen for the commercialization and sale of a photocurable dermal filler product, each an “Option Product” and together, the “Option Products”. Other than under the Development Agreement, CollPlant agreed not to research, develop or commercialize its rhCollagen for use with any Exclusive Products during the term of the Development Agreement or grant any third party any rights to CollPlant’s rhCollagen technology that would conflict with rights granted to AbbVie.

The Development Agreement provides that later on CollPlant and AbbVie will enter into a supply agreement whereby CollPlant will manufacture and supply AbbVie with rhCollagen, at a pre-agreed price, to be used solely for the development and manufacture of the Exclusive Products and Option Products.

The Development Agreement provides that with respect to the Exclusive Products CollPlant shall be entitled to receive up to $50,000 comprised of an upfront cash payment of $14,000, which was paid in February 2021, and up to $36,000 in proceeds upon the achievement of certain development, clinical trial, regulatory and commercial sale milestones. In addition, CollPlant shall be entitled to a fixed-fee royalty payment (subject to certain adjustments) for each product commercially sold during the applicable royalty term as well as a fee for the supply of rhCollagen to AbbVie. In addition, with respect to the Option Products, CollPlant shall be entitled to receive up to $53,000, as further described below, plus a fixed-fee royalty payment (subject to certain adjustments) for each product commercially sold during the applicable royalty term and a fee for the supply of rhCollagen to AbbVie. The $53,000 in proceeds includes a one-time non-refundable payment of $6,000 upon signing a definitive agreement with regard to the injectable breast implant product; a one-time non-refundable payment of $4,000 for signing a definitive agreement with regard to the photocurable dermal filler product; and up to an additional $43,000 payable upon the achievement of certain clinical trial, regulatory approval and commercial sale milestones.

Unless earlier terminated, the Development Agreement will continue in effect on a product-by-product and country-by-country basis until the later of (i) the expiration, invalidation or abandonment of the last CollPlant patent covering a product in a particular country, and (ii) 10 years from the first commercial sale of such product in such country. Following expiration (unless earlier terminated), the rights granted to AbbVie in the Development Agreement will continue on a non-exclusive, fully paid-up, royalty-free, perpetual and irrevocable basis. The Development Agreement may be terminated early by either party for material breach or bankruptcy. In addition, AbbVie may terminate the Development Agreement at any time immediately upon written notice to CollPlant if AbbVie reasonably believes that it is not advisable for AbbVie to continue to develop or commercialize the Exclusive Products under the Development Agreement as a result of a perceived serious safety issue regarding the use of any Exclusive Product or upon 60 days’ written notice, for any or no reason, with respect to its rights under the Agreement on an Exclusive Product-by-Exclusive Product or country-by-country basis.

b.	On October 19, 2018, CollPlant entered into the License Agreement with LB, a public benefit corporation and wholly-owned subsidiary of United Therapeutics Corporation, pursuant to which LB will be entitled to develop engineered lungs or lung substitutes using CollPlant’s rhCollagen and BioInk.

Pursuant to the License Agreement, CollPlant granted to LB and its affiliates, an exclusive, perpetual, royalty-bearing and transferable license of CollPlant’s technology relating to the production and use of rhCollagen and BioInk for the commercialization of engineered lungs or lung substitutes using 3D bioprinting processes throughout the universe.

Further, under the License Agreement, CollPlant granted to LB and its affiliates, a two-year option to extend the license to engineered organs or organ substitutes of up to three additional organs specified in the License Agreement (each an “Option Product” and together with lungs, the “Covered Products”). Further, at the end of the option period, LB and its affiliates shall have a one-year right of first refusal to receive an exclusive license under CollPlant’s technology relating to the production and use of rhCollagen and BioInk for the Option Products. Other than under the license Agreement, CollPlant has agreed not to conduct, enable or fund any research, development or commercialization, or grant any license, with respect to the Covered Products during the term of the License Agreement, unless with respect to any Option Product, the option is not exercised and the right of first refusal period expires.

The License Agreement provides that LB will purchase CollPlant’s BioInk on a non-exclusive basis for use in the development and manufacture of Covered Products and for up to the first two years of the License Agreement, CollPlant will supply LB with a specified limited quantity of BioInk without charge. The License Agreement further provides that following effectiveness, LB will build a facility, or engage a manufacturer to build a facility, in the U.S. for the manufacture of the Company’s rhCollagen and BioInk and the parties have agreed that LB has the option to purchase consulting services for the design of the facility.

The License Agreement provides for the payment of an upfront cash payment of $5,000 to CollPlant, which was paid to CollPlant in November 2018 following effectiveness of the Agreement. In addition, the License Agreement provides for a one-time non-refundable option payments of $3,000 per Option Product ($9,000 in the aggregate), and up to $30,000 of milestone payments payable as follows: (i) $5,000 upon completion of the U.S. facility design, (ii) $5,000 upon completion of production of a specified amount of BioInk, and (iii) $5,000 for FDA marketing approval for each Covered Product (up to $20,000 in the aggregate). Further, CollPlant shall be entitled to a fixed-fee royalty payment (subject to certain adjustment) for each product commercially sold during the term of the License Agreement, a fee for the supply of certain quantities of BioInk to LB, and reimbursement for certain costs related to the U.S. facility and any payment made by CollPlant to the IIA.

On September 14, 2020, LB exercised its option to cover a second lifesaving organ, human kidneys (one of the “Option Products”) and paid CollPlant $3,000 for the option exercise, which was recognized as revenue in the statement of operations.

The option exercise granted LB an exclusive license to the Company’s technology for the production and use of rhCollagen-based BioInk for 3D bioprinting of human kidneys.

Unless earlier terminated, the License Agreement will continue in effect on a Covered Product-by-Covered Product and country-by-country basis until the later of (i) the expiration, invalidation or abandonment of the last CollPlant patent covering a Covered Product in a particular country, and (ii) 12 years from the first commercial sale of such Covered Product in such country. Following expiration (unless earlier terminated), the licenses granted to LB in the License Agreement will continue on a fully paid-up, irrevocable basis. The License Agreement may be terminated early by either party for material breach or bankruptcy. In addition, CollPlant may terminate the License Agreement in the case of a challenge made by LB, its affiliates or sub-licensees with respect to a CollPlant patent covering a Covered Product or if LB and its affiliates and sub-licensees discontinue development and commercialization of all Covered Products for at least one year. LB may terminate the License Agreement at any time upon 30 days’ written notice with respect to the entirety of the License Agreement and upon 30 days’ written notice with respect to its license and other rights under the License Agreement relating to one or more CollPlant patents, on a patent-by-patent and country-by-country basis. On February 24, 2021, CollPlant received a notice of termination from LB of the License Agreement, effective as of March 26, 2021.